Right-of-use-assets - Lease amounts (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017		Jan. 01, 2019
Right-of-use-assets
Right-of-use assets	kr 85,632	kr 0	kr 0		kr 10,048
Lease liabilities.
Current	7,692	0	0		7,118
Non-current	78,068	0	0		2,930
Lease liabilities	85,760				10,048
Depreciation charge of right-of-use-assets	8,818
Interest expense (included in finance costs)	621
Total cash outflow	8,689	kr 0	kr 0	[1]
Office building
Right-of-use-assets
Right-of-use assets	84,148				7,750
Lease liabilities.
Depreciation charge of right-of-use-assets	7,724
Other fixtures and fittings
Right-of-use-assets
Right-of-use assets	1,484				kr 2,298
Lease liabilities.
Depreciation charge of right-of-use-assets	kr 1,094

[1]	See note 1 to the consolidated financial statements.